DISCONTINUED OPERATIONS - Cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operational Activities
Profit (Loss) before income tax and social contribution	R$ 14,743,240	R$ 2,957,864	R$ 18,816,430
Adjustments:
Depreciation and amortization	1,701,989	1,523,906	1,564,032
Financial charges	13,523	1,048,041	1,641,929
Others	(264,708)	503,420	496,113
Payment of income tax and social contributions	(2,236,737)	(1,886,815)	(1,229,862)
Payment of refinancing of taxes and contributions - principal	(51,883)	(152,168)	(121,097)
Payment of legal contingencies	(1,086,695)	(652,199)	(716,101)
Net cash provided by operating activities	(546,575)	(1,926,333)	(816,477)
Financing activities
Loans and financing	1,024,168	930,017	2,544,200
Payment of loans and financing - principal	(6,374,321)	(5,493,574)	(4,377,984)
Receipt of advances for future capital increase			2,197,413
Global Reversion Reserve Resources		800,654	1,007,112
Others	(149,148)	173,317	127
Net cash provided by financing activities	549,046	2,029,641	929,797
Investment activities
Purchase of property, plant and equipment	(1,132,006)	(1,206,337)	(1,638,470)
Acquisition of intangible assets	(129,039)	(36,210)	(38,098)
Others	25	89,634	(55,214)
Net cash provided by investment activities	(30,146)	(77,550)	(92,512)
Net cash provided by discontinued operations	(27,675)	25,758	20,809
Discontinued operations
Operational Activities
Profit (Loss) before income tax and social contribution	1,401,861	(3,158,262)	(6,633,706)
Adjustments:
Depreciation and amortization	150,732	227,397	279,753
Monetary and exchange variations, net	(74,216)	(302,012)	(1,108,424)
Financial charges	2,264,293	3,609,616	3,883,278
Gain on sale of subsidiary	(2,967,097)	(1,524,687)
Net operating provisions	1,288,392	1,046,973	2,553,548
Others	(136,601)	(664,140)	(599,338)
Total adjustments	525,502	2,393,147	5,008,817
Net income from changes in operating assets and liabilities	(1,971,156)	(953,549)	1,098,617
Pagamento de encargos financeiros	(40,088)	(121,073)	(99,311)
Payment of financial charges	(102,072)
Payment of income tax and social contributions	(16,809)	(10,414)	(11,782)
Payment of refinancing of taxes and contributions - principal	(227,204)	(74,066)	(23,260)
Payment of legal contingencies	(116,610)	(2,116)	(155,852)
Net cash provided by operating activities	(546,576)	(1,926,333)	(816,477)
Financing activities
Loans and financing	85,156	2,190,673	1,094,361
Payment of loans and financing - principal	(1,019,908)	(153,379)	(165,628)
Global Reversion Reserve Resources	1,484,127
Others	(329)	(7,653)	1,064
Net cash provided by financing activities	549,046	2,029,641	929,797
Investment activities
Purchase of property, plant and equipment	(17,538)	(23,844)	(52,619)
Acquisition of intangible assets	(20,014)	(34,107)	(40,978)
Others	7,406	(19,599)	1,085
Net cash provided by investment activities	(30,146)	(77,550)	(92,512)
Net cash provided by discontinued operations	R$ (27,675)	R$ 25,758	R$ 20,808